UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Preferred and Income Term Fund (JPI)
October 31, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 34.7% (25.2% of Total Investments)
	Capital Markets – 2.6%
8,710,000	Aberdeen Asset Management PLC, (3)	7.900%		N/R	$ 8,720,888
50,000	Deutsche Bank Capital Funding Trust I	7.350%		BBB	1,271,000
50,000	Deutsche Bank Capital Funding Trust V	8.050%		BBB	1,385,000
1,972,000	Macquarie PMI LLC, (3)	8.375%		BB+	2,021,300
25,000	Morgan Stanley Capital Trust VI	6.600%		BB+	625,500
25,000	Morgan Stanley Capital Trust VII	6.600%		BB+	625,500
	Total Capital Markets				14,649,188
	Commercial Banks – 9.5%
220,000	Barclays Bank PLC	8.125%		BBB	5,687,000
332,200	Cobank Agricultural Credit Bank, (3)	6.250%		A-	35,130,150
452,617	U.S. Bancorp.	6.500%		BBB+	13,383,885
	Total Commercial Banks				54,201,035
	Diversified Financial Services – 7.8%
5,000,000	Citigroup Inc., (3)	5.950%		BB	5,153,125
840,603	ING Groep N.V.	8.500%		BBB-	21,973,362
651,000	ING Groep N.V.	7.375%		BBB-	16,424,730
40,000	ING Groep N.V.	7.200%		BBB-	1,009,200
	Total Diversified Financial Services				44,560,417
	Insurance – 14.8%
15,000	Aegon N.V.	8.000%		Baa1	416,100
100,000	Aegon N.V.	6.500%		Baa1	2,508,000
50,000	Aegon N.V.	6.375%		Baa1	1,294,000
50,000	Allianz SE, (3)	8.375%		A+	1,292,190
7,407,000	American International Group, Inc., (3)	8.175%		BBB	9,240,233
43,000	Arch Capital Group Limited	6.750%		BBB	1,157,990
50,000	Aspen Insurance Holdings Limited	7.250%		BBB-	1,340,000
17,300,000	Aviva PLC, (3)	8.250%		Baa1	18,597,500
182,123	Axis Capital Holdings Limited	6.875%		BBB	4,890,003
1,000,000	Dai-Ichi Mutual Life, 144A, (3)	7.250%		A3	1,167,700
375,000	Endurance Specialty Holdings Limited	7.500%		BBB-	10,260,000
400,000	Maiden Holdings Limited	8.250%		BB	10,372,000
130,000	PartnerRe Limited	7.250%		BBB+	3,621,800
5,000,000	Prudential PLC, (3)	7.750%		A-	5,425,000
3,000,000	Reinsurance Group of America Inc., (3)	6.750%		BBB-	3,035,246
360,000	Reinsurance Group of America Inc.	6.200%		BBB	9,835,200
13,774	Selective Insurance Group	7.500%		Baa3	350,961
	Total Insurance				84,803,923
	Total $25 Par (or similar) Preferred Securities (cost $194,948,271)				198,214,563

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 8.7% (6.3% of Total Investments)
	Capital Markets – 2.8%
$15,000	UBS AG Stamford	7.625%	8/17/22	BBB-	$ 16,176,105
	Insurance – 5.9%
11,430	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A-	16,569,557
16,410	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	17,148,450
27,840	Total Insurance				33,718,007
$42,840	Total Corporate Bonds (cost $46,611,148)				49,894,112

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 93.4% (67.7% of Total Investments)
	Commercial Banks – 30.2%
7,275	Banco Santander Finance	7.908%	6/13/36	Ba1	$ 7,638,750
20,440	Banco Santander Finance	10.500%	N/A (4)	BB	21,462,000
13,000	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	17,241,770
25,400	BNP Paribas, 144A	7.195%	N/A (4)	BBB	25,019,000
2,061	HSBC Capital Funding LP, Debt	10.176%	N/A (4)	BBB+	2,823,570
7,000	PNC Financial Services Inc.	6.750%	N/A (4)	BBB	8,072,330
29,303	Rabobank Nederland, 144A	11.000%	N/A (4)	A-	39,192,094
8,720	Societe Generale	8.750%	N/A (4)	BBB-	8,851,672
35,650	Wells Fargo & Company, Series K	7.980%	N/A (4)	BBB+	42,156,125
	Total Commercial Banks				172,457,311
	Consumer Finance – 0.8%
4,596	Capital One Capital III Corporation	7.686%	8/01/36	Baa3	4,662,182
	Diversified Financial Services – 17.8%
20,845	Bank of America Corporation	8.000%	N/A (4)	BB+	23,215,493
31,600	General Electric Capital Corporation	7.125%	N/A (4)	AA-	36,153,244
36,650	JPMorgan Chase & Company	7.900%	N/A (4)	BBB	42,210,905
	Total Diversified Financial Services				101,579,642
	Insurance – 44.0%
12,701	American General Capital II	8.500%	7/01/30	Baa2	15,558,725
34,560	AXA SA, 144A	6.379%	N/A (4)	Baa1	32,313,600
29,060	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	29,350,600
2,640	Cloverie PLC Zurich Insurance	8.250%	N/A (4)	A	2,996,400
31,660	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	Baa1	24,378,200
25,640	Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	23,332,400
11,708	Lincoln National Corporation	7.000%	5/17/66	BBB	12,000,700
23,555	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	32,741,450
5,790	MetLife Inc.	10.750%	8/01/39	BBB	8,713,950
30,849	Prudential Financial Inc.	8.875%	6/15/38	BBB+	38,098,515
2,000	Prudential PLC	6.500%	N/A (4)	A-	1,990,000
27,226	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	28,042,780
2,000	White Mountains Re Group Limited	7.506%	N/A (4)	BB+	2,077,800
	Total Insurance				251,595,120
	Real Estate Investment Trust – 0.6%
3	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	3,360,314
	Total Capital Preferred Securities (cost $512,980,054)				533,654,569

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 1.1% (0.8% of Total Investments)
$6,437	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $6,436,543, collateralized by: $5,975,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $6,382,836 and $180,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $187,301	0.010%	11/01/12		$ 6,436,541
	Total Short-Term Investments (cost $6,436,541)				6,436,541
	Total Investments (cost $760,976,014) – 137.9%				788,199,785
	Borrowings – (39.4)% (5), (6)				(225,000,000)
	Other Assets Less Liabilities – 1.5%				8,453,788
	Net Assets Applicable to Common Shares – 100%				$571,653,573

	Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1		Level 2	Level 3	Total
	Long-Term Investments*:
	$25 Par (or similar) Preferred Securities	$ 108,431,231	$ 89,783,332	$ —	$ 198,214,563
	Corporate Bonds	—	49,894,112	—	49,894,112
	Capital Preferred Securities	—	533,654,569	—	533,654,569
	Short-Term Investments:
	Repurchase Agreements	—	6,436,541	—	6,436,541
	Total	$ 108,431,231	$ 679,768,554	$ —	$ 788,199,785

* Refer to the Fund’s Portfolio of Investments for industry classification and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $761,093,421.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

	Gross unrealized:
	Appreciation				$ 27,828,642
	Depreciation				(722,278)

	Net unrealized appreciation (depreciation) of investments				$ 27,106,364

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
	(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(3)				For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Security categorized as Level 2.
	(4)				Perpetual security. Maturity date is not applicable.
	(5)				Borrowings as a percentage of Total Investments is 28.5%.
	(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of October 31, 2012, investments with a value of $582,753,594 have been pledged as collateral for Borrowings.

	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	N/A				Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012